Provision (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of Detailed Information about Provision Explanatory [Table Text Block]
The following tables show the movement of the provisions in 2023 and 2022:

(Euro thousands)	Provisions for litigation	Provisions for contingencies and losses	Other provisions	Total provisions
At January 1, 2022	1,774	4,383	1,150	7,307
Of which current	—	2,476	665	3,141
Of which non-current	1,774	1,907	485	4,166
Provisions	991	1,060	364	2,415
Releases	(627)	(786)	(19)	(1,432)
Utilizations	—	(869)	(457)	(1,326)
Exchange differences	—	185	(24)	161

At December 31, 2022	2,138	3,973	1,014	7,125
Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111
Provisions	6,370	—	153	6,523
Releases	(1,181)	(893)	(30)	(2,104)
Utilizations	(12)	(1,080)	(814)	(1,906)
Exchange differences	(124)	(70)	—	(194)

At December 31, 2023	7,191	1,930	323	9,444

Of which current	5,181	954	135	6,270
Of which non-current	2,010	976	188	3,174